Prepaid Expenses and Other Assets (Details) - Schedule of Prepayment and Other Current Assets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Prepayment and Other Current Assets [Abstract]
Prepayment	$ 1,427,559	$ 418,642
Advance to suppliers	204,329	3,731
Deposits	246,911	123,012
Other receivables	1,157,566	792,034
Total prepayment and other current assets	$ 3,036,365	$ 1,337,419